THE SARATOGA ADVANTAGE TRUST

Portfolio	CLASS S
James Alpha Total Hedge Portfolio	JTHSX
James Alpha EHS Portfolio	JAHSX
James Alpha Event Driven Portfolio	JAESX
James Alpha Family Office Portfolio	JFOSX
James Alpha Relative Value Portfolio	JRSVX
James Alpha MLP Portfolio	JMLSX
James Alpha Structured Credit Value Portfolio	JASSX

Incorporated herein by reference are the definitive versions of the Prospectuses for the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 31, 2019 (SEC Accession No. 0001580642-19-002707).